LOANS (Tables)	3 Months Ended
Mar. 31, 2014
Loans [Abstract]
Major classification of loans

Major classifications of loans are as follows:

	(Unaudited)
	March 31,	December 31,	December 31,
(In thousands)	2014	2013	2012
Residential mortgage loans:
1-4 family first-lien residential mortgages	$167,145	$166,298	$173,955
Construction	1,208	1,982	2,655
Total residential mortgage loans	168,353	168,280	176,610

Commercial loans:
Real estate	102,559	95,536	82,329
Lines of credit	14,883	14,444	13,748
Other commercial and industrial	33,949	32,675	31,477
Municipal	2,781	5,122	3,588
Total commercial loans	154,172	147,777	131,142

Consumer loans:
Home equity and junior liens	21,387	21,110	22,073
Other consumer	3,965	4,166	3,469
Total consumer loans	25,352	25,276	25,542

Total loans	347,877	341,333	333,294
Net deferred loan costs	265	300	454
Less allowance for loan losses	(4,999)	(5,041)	(4,501)
Loans receivable, net	$343,143	$336,592	$329,247

Summary of classes of loan portfolio

The following table illustrates the portfolio segments and classes for the Company’s loan portfolio:

Portfolio Segment	Class

Residential Mortgage Loans	1-4 family first-lien residential mortgages
Construction

Commercial Loans	Real estate
Lines of credit
Other commercial and industrial
Municipal

Consumer Loans	Home equity and junior liens
Other consumer

The following table presents the segments and classes of the loan portfolio summarized by the aggregate pass rating and the criticized and classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system:

	(Unaudited)
	As of March 31, 2014
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$160,143	$1,749	$5,240	$13	$167,145
Construction	1,208	-	-	-	1,208
Total residential mortgage loans	161,351	1,749	5,240	13	168,353
Commercial loans:
Real estate	95,836	1,276	5,447	-	102,559
Lines of credit	13,314	481	1,088	-	14,883
Other commercial and industrial	32,499	388	916	146	33,949
Municipal	2,781	-	-	-	2,781
Total commercial loans	144,430	2,145	7,451	146	154,172
Consumer loans:
Home equity and junior liens	19,948	401	962	76	21,387
Other consumer	3,856	18	91	-	3,965
Total consumer loans	23,804	419	1,053	76	25,352
Total loans	$329,585	$4,313	$13,744	$235	$347,877

	As of December 31, 2013
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$160,013	$1,649	$4,622	$14	$166,298
Construction	1,982	-	-	-	1,982
Total residential mortgage loans	161,995	1,649	4,622	14	168,280
Commercial loans:
Real estate	90,162	918	4,456	-	95,536
Lines of credit	12,941	560	943	-	14,444
Other commercial and industrial	31,159	468	899	149	32,675
Municipal	5,122	-	-	-	5,122
Total commercial loans	139,384	1,946	6,298	149	147,777
Consumer loans:
Home equity and junior liens	19,567	487	976	80	21,110
Other consumer	4,040	30	74	22	4,166
Total consumer loans	23,607	517	1,050	102	25,276
Total loans	$324,986	$4,112	$11,970	$265	$341,333

	As of December 31, 2012
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$166,801	$1,323	$5,831	$-	$173,955
Construction	2,655	-	-	-	2,655
Total residential mortgage loans	169,456	1,323	5,831	-	176,610
Commercial loans:
Real estate	76,719	1,685	3,925	-	82,329
Lines of credit	12,026	-	1,647	75	13,748
Other commercial and industrial	29,705	237	1,500	35	31,477
Municipal	3,588	-	-	-	3,588
Total commercial loans	122,038	1,922	7,072	110	131,142
Consumer loans:
Home equity and junior liens	20,078	145	1,801	49	22,073
Other consumer	3,199	133	111	26	3,469
Total consumer loans	23,277	278	1,912	75	25,542
Total loans	$314,771	$3,523	$14,815	$185	$333,294

Age analysis of past due loans segregated by class of loans

An age analysis of past due loans, exclusive of deferred costs, segregated by class of loans were as follows:

	(Unaudited)
	As of March 31, 2014
	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,844	$1,032	$1,873	$4,749	$162,396	$167,145
Construction	-	-	-	-	1,208	1,208
Total residential mortgage loans	1,844	1,032	1,873	4,749	163,604	168,353
Commercial loans:
Real estate	474	269	3,817	4,560	97,999	102,559
Lines of credit	176	-	476	652	14,231	14,883
Other commercial and industrial	672	1,106	515	2,293	31,656	33,949
Municipal	-	-	-	-	2,781	2,781
Total commercial loans	1,322	1,375	4,808	7,505	146,667	154,172
Consumer loans:
Home equity and junior liens	238	14	290	542	20,845	21,387
Other consumer	4	34	12	50	3,915	3,965
Total consumer loans	242	48	302	592	24,760	25,352
Total loans	$3,408	$2,455	$6,983	$12,846	$335,031	$347,877

	As of December 31, 2013
	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$2,213	$1,472	$2,194	$5,879	$160,419	$166,298
Construction	-	-	-	-	1,982	1,982
Total residential mortgage loans	2,213	1,472	2,194	5,879	162,401	168,280
Commercial loans:
Real estate	1,407	1,901	1,934	5,242	90,294	95,536
Lines of credit	341	113	381	835	13,609	14,444
Other commercial and industrial	2,045	1,289	394	3,728	28,947	32,675
Municipal	-	-	-	-	5,122	5,122
Total commercial loans	3,793	3,303	2,709	9,805	137,972	147,777
Consumer loans:
Home equity and junior liens	954	281	402	1,637	19,473	21,110
Other consumer	46	51	45	142	4,024	4,166
Total consumer loans	1,000	332	447	1,779	23,497	25,276
Total loans	$7,006	$5,107	$5,350	$17,463	$323,870	$341,333

	As of December 31, 2012
	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$2,698	$1,161	$2,046	$5,905	$168,050	$173,955
Construction	-	-	-	-	2,655	2,655
Total residential mortgage loans	2,698	1,161	2,046	5,905	170,705	176,610
Commercial loans:
Real estate	1,706	1,833	1,794	5,333	76,996	82,329
Lines of credit	496	153	334	983	12,765	13,748
Other commercial and industrial	1,279	85	598	1,962	29,515	31,477
Municipal	-	-	-	-	3,588	3,588
Total commercial loans	3,481	2,071	2,726	8,278	122,864	131,142
Consumer loans:
Home equity and junior liens	207	405	730	1,342	20,731	22,073
Other consumer	26	42	46	114	3,355	3,469
Total consumer loans	233	447	776	1,456	24,086	25,542
Total loans	$6,412	$3,679	$5,548	$15,639	$317,655	$333,294

Nonaccrual loans segregated by class of loan

Nonaccrual loans, segregated by class of loan, were as follows:

	(Unaudited)
	March 31,	December 31,	December 31,
(In thousands)	2014	2013	2012
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,873	$2,194	$2,046
	1,873	2,194	2,046
Commercial loans:
Real estate	3,817	1,934	1,794
Lines of credit	476	381	334
Other commercial and industrial	515	394	598
	4,808	2,709	2,726
Consumer loans:
Home equity and junior liens	290	402	730
Other consumer	12	45	46
	302	447	776
Total nonaccrual loans	$6,983	$5,350	$5,548

Summary of impaired loans information by portfolio class

The following table summarizes impaired loans information by portfolio class:

	(Unaudited)
	March 31, 2014
		Unpaid
	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$954	$954	$-
Commercial real estate	2,085	2,085	-
Commercial lines of credit	193	197	-
Other commercial and industrial	288	293	-
Home equity and junior liens	289	289	-
Other consumer	-	-	-
With an allowance recorded:
1-4 family first-lien residential mortgages	400	400	57
Commercial real estate	3,314	3,335	742
Commercial lines of credit	283	285	233
Other commercial and industrial	316	316	226
Home equity and junior liens	165	165	81
Other consumer	2	2	2
Total:
1-4 family first-lien residential mortgages	1,354	1,354	57
Commercial real estate	5,399	5,420	742
Commercial lines of credit	476	482	233
Other commercial and industrial	604	609	226
Home equity and junior liens	454	454	81
Other consumer	2	2	2
Totals	$8,289	$8,321	$1,341

	December 31, 2013			December 31, 2012
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$550	$550	$-	$844	$844	$-
Commercial real estate	1,496	1,499	-	1,554	1,571	-
Commercial lines of credit	196	196	-	358	370	-
Other commercial and industrial	266	266	-	657	801	-
Home equity and junior liens	294	294	-	380	380	-
Other consumer	-	-	-	-	-	-
With an allowance recorded:
1-4 family first-lien residential mortgages	402	402	59	1,307	1,307	215
Commercial real estate	2,045	2,054	649	1,182	1,182	401
Commercial lines of credit	185	200	135	-	-	-
Other commercial and industrial	139	139	107	225	230	207
Home equity and junior liens	165	165	84	155	155	95
Other consumer	2	2	2	5	5	5
Total:
1-4 family first-lien residential mortgages	952	952	59	2,151	2,151	215
Commercial real estate	3,541	3,553	649	2,736	2,753	401
Commercial lines of credit	381	396	135	358	370	-
Other commercial and industrial	405	405	107	882	1,031	207
Home equity and junior liens	459	459	84	535	535	95
Other consumer	2	2	2	5	5	5
Totals	$5,740	$5,767	$1,036	$6,667	$6,845	$923

Average recorded investment in impaired loans

The following table presents the average recorded investment in impaired loans for the indicated periods:

	(Unaudited)
	For the three months ended		For the twelve months ended
	March 31,		December 31,
(In thousands)	2014	2013	2013	2012
1-4 family first-lien residential mortgages	$1,153	$2,261	$1,407	$1,682
Commercial real estate	4,470	3,294	3,605	2,506
Commercial lines of credit	429	407	406	417
Other commercial and industrial	505	859	694	718
Home equity and junior liens	457	583	512	488
Other consumer	2	4	3	3
Total	$7,016	$7,408	$6,627	$5,814

Cash basis interest income recognized on impaired loans [Table Text Block]

The following table presents the interest income recognized on impaired loans for the indicated periods:

	(Unaudited)
	For the three months ended		For the twelve months ended
	March 31,		December 31,
(In thousands)	2014	2013	2013	2012
1-4 family first-lien residential mortgages	$5	$30	$26	$108
Commercial real estate	28	45	176	71
Commercial lines of credit	1	4	15	14
Other commercial and industrial	13	5	32	29
Home equity and junior liens	19	15	28	10
Other consumer	-	-	-	1
Total	$66	$99	$277	$233